PROJECT ASSETS (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PROJECT ASSETS [Abstract]
Completed		¥ 6,740,017,854	¥ 3,405,809,971
Under construction		651,828,100	1,065,404,823
Less: Accumulated depreciation		(347,117,150)	(118,144,405)
Project Assets, net	$ 1,087,518,726	¥ 7,044,728,804	¥ 4,353,070,389